Fair Value Disclosure for Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Schedule of non-financial assets measured at fair value in consolidated statements of financial position, classified by level
Assets measured at fair value on a recurring basis as at December 31, 2017:
	Level 1	Level 2	Level 3
Inventories	$1,039	$271	$—
Investment property	—	37,660	—
Total	$1,039	$37,931	$—

Assets measured at fair value on a recurring basis as at December 31, 2016:
	Level 1	Level 2	Level 3
Inventories	$1,655	$13,529	$—
Investment property	—	35,663	—
Total	$1,655	$49,192	$—